SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Financial assets
Cash and cash equivalents, Carrying Value	$ 11,511	$ 16,540	$ 5,735
Available-for-sale securities, Carrying Value	247	205
Held-to-maturity securities, Carrying Value	9,018	12,232
Loans held for sale, Carrying Value	0	196
Loans receivable - net, Carrying Value	246,788	262,491
Federal Home Loan Bank stock, Carrying Value	6,482	7,732
Accrued interest receivable, Carrying Value	891	919
Cash and Cash Equivalents, Fair Value	11,511	16,540
Securities available for sale	247	205
Held-to-maturity Securities, Fair Value	9,195	12,354
Loans Held-for-sale, Fair Value Disclosure	0	196
Loans receivable - net, Fair Value	253,780	266,354
Accrued interest receivable, Fair Value	891	919
Financial liabilities
Deposits, Carrying Value	213,142	230,981
Federal Home Loan Bank advances, Carrying Value	17,200	24,310
Advances by borrowers for taxes and insurance, Carrying Value	616	562
Accrued interest payable, Carrying Value	32	36
Deposits, Fair Value	213,244	231,519
Federal Home Loan Bank advances, Fair Value	18,303	26,019
Advances by borrowers for taxes and insurance, Fair Value	616	562
Accrued interest payable, Fair Value	32	36
Fair Value, Inputs, Level 1 [Member]
Financial assets
Available-for-sale securities, Carrying Value	0	0
Cash and Cash Equivalents, Fair Value	11,511	16,540
Securities available for sale	0	0
Financial liabilities
Deposits, Fair Value	88,854	75,982
Fair Value, Inputs, Level 2 [Member]
Financial assets
Available-for-sale securities, Carrying Value	247	205
Securities available for sale	247	205
Held-to-maturity Securities, Fair Value	9,195	12,354
Loans Held-for-sale, Fair Value Disclosure	0	196
Accrued interest receivable, Fair Value	891	919
Financial liabilities
Deposits, Fair Value	124,390	155,537
Federal Home Loan Bank advances, Fair Value	18,303	26,019
Accrued interest payable, Fair Value	32	36
Fair Value, Inputs, Level 3 [Member]
Financial assets
Available-for-sale securities, Carrying Value	0	0
Securities available for sale	0	0
Loans receivable - net, Fair Value	253,780	266,354
Financial liabilities
Advances by borrowers for taxes and insurance, Fair Value	$ 616	$ 562